Semiannual Report


                      MARYLAND
                      TAX-FREE
                      FUNDS


                      AUGUST 31, 1998



[PICTURE APPEARS HERE]



 T. ROWE PRICE

   REPORT HIGHLIGHTS
   .............................................................................

   MARYLAND TAX-FREE FUNDS

 . Low inflation, budget surpluses, and cash flows into fixed income investments benefited municipal securities nationwide and in Maryland during the past six months.

 . Your funds kept pace with or outperformed their peer group averages for both the 6- and 12-month periods.

 . Maryland Short-Term Tax-Free Bond Fund maintained an aggressive duration strategy to keep yield relatively high.

 . Maryland Tax-Free Bond Fund benefited from falling interest rates by purchasing longer-term bonds in an active new-issue market.

 . Municipal securities offer good value compared with taxable counterparts, which should reward investors in this market over time.

FELLOW SHAREHOLDERS


The municipal market and your funds continued to provide solid returns during the six months ended August 31. Against a background of low inflation, budget surpluses at federal and state levels, and asset shifts to fixed income investments, bond prices rose and yields fell across the maturity spectrum. As a result, municipals and other types of bonds have provided some of the best returns among all asset classes thus far in 1998.

     MARKET ENVIRONMENT

        Interest rates continued to decline during the past six months but did not drop as far as over the previous six-month period. Because many investors around the globe sought refuge in the Treasury market from problems in Asia, Russia, and Latin America, yield declines were steepest on Treasury securities. For example, the 30-year Treasury bond yield fell 60 basis points over the period, with most of the drop occurring in August, but the 30-year AAA general obligation bond fell only 15 basis points. (One hundred basis points equal one percent.) The difference also reflected the heavy supply of new municipal issues in recent months and the continued contraction of Treasury issuance. As a result of these developments, yields on tax-exempt investments are now only slightly lower than yields on fully taxable securities. When income taxes are taken into account, municipals now yield substantially more than most other types of bonds.

[CHART APPEARS HERE]              As the chart shows, Maryland interest rates
                                  followed the lead of the national averages, remaining fairly steady throughout the six-month period and dipping only slightly in August.

PREPARING FOR THE YEAR 2000


The Year 2000 draws closer every day, and it holds special meaning beyond the arrival of a new millennium. The issue for investors is that many computer programs throughout the world use two digits instead of four to identify the year and may assume the next century starts with 1900. If these programs are not modified, they will not be able to correctly handle the century change when the year changes from "99" to "00" on January 1, 2000, and they will no longer be able to perform necessary functions. The Year 2000 issue affects all companies and organizations.

T. Rowe Price has been taking steps to assure that its computer systems and processes are capable of functioning in the Year 2000. Detailed plans for remediation efforts have been developed and are currently being executed.

OUR PLAN OF ACTION

We began to address these issues several years ago by requiring that all new systems process and store four-digit years. We plan to complete all reprogramming efforts for the major application systems, including business applications required to service our customers and processing infrastructure necessary to ensure the integrity of customer data and investments, by December 31, 1998, leaving a full 12 months for system testing. Because we exchange data electronically with customers and vendors, we are working with them to assess the adequacy of their own compliance efforts. Our goal is to ensure the continuation of the same level of service to all our mutual fund shareholders and clients after December 31, 1999.

We are asking all vendors and companies we do business with for a Year 2000 compliance status, with the expectation that some organizations will not be able to modify their interface files prior to December 31, 1999. Our goal is to identify any noncompliant files so that we can implement alternative solutions. In addition, we are scheduling tests for critical vendors and companies that claim Year 2000 compliance to ensure that time-related data and calculations function properly as we move into the next century.

SMOOTH TRANSITION EXPECTED

We believe our programs and initiatives will provide a smooth transition into the next millennium. We are assessing all systems providing products or services to our retail mutual fund shareholders, retirement plan sponsors and participants, and we are taking steps to make modifications where necessary for the Year 2000. Our plan provides time to develop solutions for all noncompliant systems and data files from customers or vendors.

The Securities Industry Association (SIA) is coordinating Year 2000 testing to assure that securities markets, clearing corporations, depositories, and third party software and hardware vendors can send, receive, and process files and transactions accurately. T. Rowe Price will participate in this industry-wide effort.

For a more detailed discussion of our Year 2000 effort, as well as continuing updates on our progress, please check our Web site (WWW.TROWEPRICE.COM).

        We continued to view the Maryland fiscal environment favorably as the state turned in strong financial results. Tax revenues and budget surpluses at the state and local government levels exceeded projections, and the state demonstrated sound budgetary practices by investing surpluses to offset planned income tax cuts. Maryland's rate of employment growth was strong enough to fuel an increase in personal income to 113% of the U.S. average. The state's healthy economy and sound management contribute to the AAA ratings it carries from all the rating agencies.

   MARYLAND SHORT-TERM TAX-FREE BOND FUND

        Your fund gained 2.13% over the last six months, close to the 2.19% return of the national Lipper Short Municipal Debt Funds Average. For the 12-month period, your fund's 4.95% results outpaced the Lipper average's 4.77% gain. Income for both periods remained steady from the prior year. The fund continued to meet its broader objective of providing higher income than a money market fund with moderate price fluctuation: over the last 6- and 12-month periods, national tax-exempt money funds returned 1.50% and 3.04%, respectively, as measured by Lipper Analytical Services.


   PERFORMANCE COMPARISON
   -----------------------------------------------

   Periods Ended 8/31/98     6 Months   12 Months
   -----------------------------------------------
   Maryland Short-Term
   Tax-Free Bond Fund            2.13%       4.95%
   ................................................
   Lipper Short Municipal
   Debt Funds Average            2.19        4.77
   ................................................

        Our strategy for the last six months was to maintain the relatively aggressive duration reached at the end of 1997. (Duration is a measure of price sensitivity to changes in interest rates. A fund having a duration of two years will have about a 2% appreciation or decline in price in response to a one-percentage-point fall or rise, respectively, in interest rates.) At that time, duration had been extended from 1.8 to
        2.3 years because of relatively low inflation and our belief that the Federal Reserve would not increase the federal funds target rate. Events in Asia, which have now affected Russia and Latin America, put additional pressure on the Fed to retain the status quo, or even to lower rates. We have since pushed duration out to 2.5 years--fairly long in our universe--where yields are more attractive.

        We changed the fund's sector allocations modestly. General obligation and prerefunded bonds still compose the majority of assets at 61% of the portfolio, but were down from 68% at the end of February. New issuance and the secondary market provided opportunities to pick up yield by purchasing revenue bonds in sectors such as education, hospitals, and life care. The portfolio maintained a relatively high AA+ weighted average credit quality, which reflects the generally high quality of Maryland's tax-free issuers.

   MARYLAND TAX-FREE BOND FUND

        Your fund provided a solid return for the period. Its 3.36% six-month and 8.43% one-year gains were well ahead of the Lipper Maryland Municipal Debt Funds Average's 3.06% and 7.78% results, respectively. The fund achieved this outperformance through a combination of steady income, some modest price appreciation as yields declined over the summer, and low expenses versus our peer group average.


   PERFORMANCE COMPARISON
   ----------------------------------------------------

   Periods Ended 8/31/98          6 Months   12 Months
   ----------------------------------------------------

   Maryland Tax-Free
   Bond Fund                        3.36%       8.43%
   ....................................................
   Lipper Maryland Municipal
   Debt Funds Average               3.06        7.78
   ....................................................

        We continued to devote a significant portion of assets to long-time bond holdings, as the relatively higher coupons on these older issues help preserve the income dividends to shareholders. Over the past six months, we also used periods of above-average supply to add new issues to the long end of the portfolio. Through the end of August, Maryland new issuance was running 41% ahead of the same period in 1997 and was particularly heavy from April through July. The hospital sector was well represented among these new bonds, and we purchased several issues for area hospitals.

        The fund's average credit quality continues to be quite high: AA by
        T. Rowe Price's credit rating system and even higher when measured by the rating agencies. Our limited exposure to lower-quality bonds helped performance over the period as bonds carrying more credit risk came under some pressure in the marketplace. High-yield bonds were strong performers in the municipal market over the past two years as the yield spread narrowed between high- and low-quality bonds (and, with it, the premium investors demanded for assuming higher credit risk). However, this trend appeared to come to an end as slowing growth made investors demand better yields on lower-quality bonds.

        Good cash flow into the fund over the last six months allowed us to deploy new money into longer-term bonds. As a result, we extended our duration between April and June from 6.5 to almost 7.0 years. (See the Maryland Short-Term Tax-Free Bond Fund report for an explanation of duration.) This timing was good as interest rates subsequently declined in July and August at the same time that supply dried up. Going forward, we will continue to focus attention on adding longer-term bonds, since many of our older holdings are trading to their shorter call dates (rather than their longer maturity dates) now that rates have moved lower. We expect to see more supply again in the final months of 1998 and will pick our spots to invest.

   OUTLOOK

        Federal Reserve Board Chairman Alan Greenspan recently implied that the next move by the Fed could well be a lowering of key short-term rates in the face of turmoil overseas. Just weeks before, it was widely anticipated that the Fed was leaning toward a possible interest rate hike because of concerns about tight labor markets and wage pressures.

        For the economy as a whole, we believe the rate of growth will slow through the remainder of the year. Exports may fall further because of weak international markets and the strength of the U.S. dollar, and growth in consumer spending could decline in the aftermath of the sharp correction in stock prices. Commodity prices have also been under pressure, further restraining inflation. In this environment, the trend toward lower overall interest rates should remain intact.

        We expect municipal securities to remain undervalued compared with Treasuries until demand catches up with heavy supply. However, investors should recognize the attractive relative yields available in the municipal market, which would benefit investors in this segment of the fixed income market over the long term.

        We are pleased to announce that Hugh D. McGuirk was recently named co-manager of the Maryland Tax-Free Bond Fund. Mr. McGuirk has been with T. Rowe Price since 1993 and has been managing municipal portfolios since 1997.

        Respectfully submitted,

        /s/ Charles B. Hill

        Charles B. Hill
        Chairman of the Investment Advisory Committee
        Maryland Short-Term Tax-Free Bond Fund

        /s/ Mary J. Miller

        Mary J. Miller
        Chairman of the Investment Advisory Committee
        Maryland Tax-Free Bond Fund

        September 25, 1998

T. Rowe Price Maryland Tax-Free Funds
--------------------------------------------------------------------------------


PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------


     KEY STATISTICS

                                                              2/28/98   8/31/98
     MARYLAND SHORT-TERM TAX-FREE BOND FUND
     ---------------------------------------------------------------------------
     Price Per Share                                          $   5.14  $ 5.15
     Dividends Per Share
          For 6 months                                            0.10    0.10
          For 12 months                                           0.20    0.20
     Dividend Yield *
          For 6 months                                            3.95%   3.86%
          For 12 months                                           3.96    3.94
     30-Day Standardized Yield                                    3.28    3.40
     Weighted Average Maturity (years)                             2.6     2.8
     Weighted Average Effective Duration (years)                   2.3     2.5
     Weighted Average Quality **                                    AA     AA+

     MARYLAND TAX-FREE BOND FUND
     ---------------------------------------------------------------------------
     Price Per Share                                          $  10.67  $10.75
     Dividends Per Share
          For 6 months                                            0.28    0.27
          For 12 months                                           0.55    0.55
     Dividend Yield *
          For 6 months                                            5.34%   5.18%
          For 12 months                                           5.45    5.33
     30-Day Standardized Yield                                    4.20    4.31
     Weighted Average Maturity (years)                            15.2    15.9
     Weighted Average Effective Duration (years)                   6.5     6.9
     Weighted Average Quality **                                    AA      AA

     * Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.
     **  Based on T. Rowe Price research.

T. Rowe Price Maryland Tax-Free Funds
--------------------------------------------------------------------------------


PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

     SECTOR DIVERSIFICATION

                                                        Percent of   Percent of
                                                        Net Assets   Net Assets
                                                          2/28/98      8/31/98
     MARYLAND SHORT-TERM TAX-FREE BOND FUND
     ---------------------------------------------------------------------------
     Prerefunded Bonds                                       39%          39%
     General Obligation - Local                              17           14
     General Obligation - State                              12            8
     Educational Revenue                                      4            7
     Hospital Revenue                                         7            7
     Solid Waste Revenue                                      6            6
     Ground Transportation Revenue                            5            5
     Life Care/Nursing Home Revenue                           4            5
     Lease Revenue                                            4            4
     All Other                                                5            4
     Other Assets Less Liabilities                          - 3            1
     ---------------------------------------------------------------------------
     Total                                                  100%         100%

     MARYLAND TAX-FREE BOND FUND
     ---------------------------------------------------------------------------
     Prerefunded Bonds                                       18%          18%
     Housing Finance Revenue                                 15           15
     Hospital Revenue                                        13           15
     General Obligation - Local                              13            9
     Ground Transportation Revenue                            5            5
     General Obligation - State                               5            5
     Solid Waste Revenue                                      5            4
     Water and Sewer Revenue                                  4            4
     Educational Revenue                                      6            4
     Electric Revenue                                         1            4
     Lease Revenue                                            3            3
     Miscellaneous Revenue                                    4            3
     Escrowed to Maturity                                     2            3
     Dedicated Tax Revenue                                    4            2
     Life Care/Nursing Home Revenue                           3            2
     All Other                                                4            3
     Other Assets Less Liabilities                          - 5            1
     ---------------------------------------------------------------------------
     Total                                                  100%         100%

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------

Performance Comparison
-------------------------------------

     These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

     MARYLAND SHORT-TERM TAX-FREE BOND FUND
     --------------------------------------

     [GRAPH APPEARS HERE]

     MARYLAND TAX-FREE BOND FUND
     --------------------------------------

     [GRAPH APPEARS HERE]

Average Annual Compound Total Return
------------------------------------

     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                                              Since      Inception
Periods Ended 8/31/98                        1 Year         5 Years        10 Years       Inception           Date
Maryland Short-Term
Tax-Free Bond Fund                           4.95%          4.08%                         4.34%          1/29/93
Maryland Tax-Free Bond Fund                  8.43           5.84           7.86%          6.85           3/31/87

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                        6 Months          Year
                                           Ended         Ended
                                         8/31/98       2/28/98        2/28/97        2/29/96        2/28/95        2/28/94
NET ASSET VALUE
Beginning of period                     $   5.14       $   5.11       $   5.15       $   5.04       $  5.09        $  5.07
Investment activities
 Net investment income                      0.10*          0.20*          0.20*          0.21*         0.18*          0.15*
 Net realized and
 unrealized gain (loss)                     0.01           0.03          (0.04)          0.11         (0.05)          0.02
 Total from
 investment activities                      0.11           0.23           0.16           0.32          0.13           0.17
Distributions
 Net investment income                     (0.10)         (0.20)         (0.20)         (0.21)        (0.18)         (0.15)
NET ASSET VALUE
END OF PERIOD                           $   5.15       $   5.14       $   5.11       $   5.15       $  5.04        $  5.09
                                        ------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

TOTAL RETURN (.)                            2.13%*         4.56%*         3.26%*         6.49%*        2.64%*         3.49%*
Ratio of expenses to
average net assets                          0.63%*+        0.65%*         0.65%*         0.65%*        0.65%*         0.65%*
Ratio of net investment
income to average
net assets                                  3.83%*+        3.89%*         3.98%*         4.14%*        3.59%*         3.09%*
Portfolio turnover rate                     27.0%          60.4%          21.4%          39.3%        105.3%          20.5%
Net assets, end of period
(in thousands)                          $  111,270      $ 109,424       $102,252     $   85,784     $ 74,808       $  76,049

(.) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.65% voluntary expense limitation in effect through 6/30/98, and a 0.60% voluntary expense limitation in effect from 7/1/98 through 2/28/99.
+    Annualized.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
-------------------------------------------------------------------------------
Unaudited


FINANCIAL HIGHLIGHTS                         For a share outstanding throughout each period
-------------------------------------------------------------------------------------------
                              6 Months   Year
                               Ended     Ended
                              8/31/98   2/28/98    2/28/97    2/29/96    2/28/95    2/28/94
NET ASSET VALUE
Beginning of period          $  10.67   $  10.35   $  10.40   $   9.99   $  10.45   $  10.50
                             ................................................................
Investment activities
 Net investment income           0.27       0.55       0.56       0.57       0.56       0.56
 Net realized and
 unrealized gain (loss)          0.08       0.32      (0.05)      0.41      (0.44)      0.05
                             ................................................................
 Total from
 investment activities           0.35       0.87       0.51       0.98       0.12       0.61
                             ................................................................
Distributions
 Net investment income          (0.27)     (0.55)     (0.56)     (0.57)     (0.56)     (0.56)
 Net realized gain                 --         --         --         --      (0.02)     (0.10)
                             ................................................................
 Total distributions            (0.27)     (0.55)     (0.56)     (0.57)     (0.58)     (0.66)
                             ................................................................
NET ASSET VALUE
End of period                $  10.75   $  10.67   $  10.35   $  10.40   $   9.99   $  10.45
                             ----------------------------------------------------------------
Ratios/Supplemental Data
Total return (R)                 3.36%      8.68%      5.12%     10.00%      1.43%      5.93%
 ..............................................................................................
Ratio of expenses to
average net assets               0.52%+     0.51%      0.54%      0.54%      0.57%      0.57%
 ..............................................................................................
Ratio of net investment
income to average
net assets                       5.12%+     5.31%      5.47%      5.53%      5.73%      5.31%
 ..............................................................................................
Portfolio turnover rate          10.1%      19.2%      26.2%      23.9%      28.9%      24.3%
 ..............................................................................................
Net assets, end of period
(in thousands)               $990,042   $926,416   $819,981   $798,589   $724,823   $821,402
 ..............................................................................................

(R) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+  Annualized.


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 1998

STATEMENT OF NET ASSETS                                          PAR       VALUE
--------------------------------------------------------------------------------
                                                                  In thousands
     MARYLAND  93.6%
     Anne Arundel County, GO
          Consolidated Solid Waste
               5.75%, 2/1/04 *                                    $  350  $  378
               .................................................................
               6.00%, 2/1/01 *                                       350     368
               .................................................................
               6.00%, 2/1/02 *                                       350     373
               .................................................................
               6.00%, 2/1/03 *                                       325     351
               .................................................................
          Water and Sewer, 4.75%, 9/1/01                           1,030   1,060
     ...........................................................................
     Baltimore City, GO
          Consolidated Public Improvement
               5.125%, 10/15/99 (FGIC Insured)                     1,025   1,043
               .................................................................
               7.50%, 10/15/00 (FGIC Insured)                        500     538
               .................................................................
               8.90%, 10/15/99 (MBIA Insured)                        650     689
     ...........................................................................
     Baltimore City, Water Projects
               6.50%, 7/1/20 (MBIA Insured)
               (Prerefunded 7/1/00+)                                 195     205
     ...........................................................................
     Baltimore County, GO
          Consolidated Public Improvement
               6.00%, 7/1/05 (Prerefunded 7/1/02+)                   500     547
               .................................................................
          Metropolitan Dist.
               6.80%, 4/1/00                                         500     524
               .................................................................
               6.80%, 4/1/01 (Prerefunded 4/1/00+)                 1,000   1,068
               .................................................................
          Water Projects
               6.90%, 4/1/06 (Prerefunded 4/1/00+)                 1,000   1,069
     ...........................................................................
     Baltimore County, Stella Maris
               7.50%, 3/1/21 (Prerefunded 3/1/01+)                 1,000   1,106
     ...........................................................................
     Baltimore County Economic Dev.
          Maryvale Preparatory School Fac., 6.50%, 5/1/08          1,000   1,012
     ...........................................................................
     Charles County, GO
               6.375%, 12/1/03 (Prerefunded 12/1/99+)              1,580   1,666
     ...........................................................................
     Charles County
          County Commissioners, Fox Chase Apartments
               7.25%, 10/1/01                                        340     344
               .................................................................
     County Commissioners, New Forest Apartments
               7.25%, 11/1/01                                        650     657
     ...........................................................................
     Gaithersburg Hosp. Fac., Asbury Methodist Home
               7.85%, 1/1/20 (Prerefunded 1/1/00+)                 2,000   2,142
     ...........................................................................

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                                                 PAR       VALUE
--------------------------------------------------------------------------------
                                                                  In thousands
     Howard County, GO
          Consolidated Public Improvement
               5.875%, 5/15/12 (Prerefunded 5/15/03+)            $1,520  $1,649
     ..........................................................................
     Howard County
          Metropolitan Dist.
               7.125%, 5/15/11 (Prerefunded 5/15/00+)               500     533
               ................................................................
               7.15%, 5/15/20 (Prerefunded 5/15/00+)                500     534
     ..........................................................................
     Laurel, 6.60%, 7/1/03 (MBIA Insured) (Prerefunded 7/1/01+)     375     411
     ..........................................................................
     Maryland, GO
               6.50%, 3/15/05 (Prerefunded 3/15/01+)              2,000   2,160
               ................................................................
     State and Local Fac.
               5.00%, 7/15/01                                     5,000   5,177
               ................................................................
               5.00%, 10/15/02                                      930     974
     ..........................................................................
     Maryland DOT, 6.80%, 11/1/05 (Prerefunded 11/1/99+)            525     555
     ..........................................................................
     Maryland Economic Dev., Roland Park Country School
               5.50%, 11/1/98                                       725     727
     ..........................................................................
     Maryland Energy Fin. Admin.
          Solid Waste Disposal, 5.10%, 12/1/99 *                    450     458
          .....................................................................
          Wheelabrator Water Technologies, 5.75%, 12/1/04 *       2,570   2,775
     ..........................................................................
     Maryland HHEFA
          Bradford Oaks Nursing and Rehabilitation Center
               4.875%, 1/1/99                                       180     180
               ................................................................
               5.125%, 1/1/00                                       200     202
               ................................................................
               5.375%, 1/1/01                                       200     204
               ................................................................
          Broadmead
               4.60%, 7/1/01                                        375     381
               ................................................................
               4.90%, 7/1/04                                        250     257
               ................................................................
          Charity Obligation Group, 4.60%, 11/1/26                2,250   2,303
          .....................................................................
          Doctor's Community Hosp.
               8.75%, 7/1/22 (Prerefunded 7/1/00+)                5,815   6,446
               ................................................................
          Francis Scott Key Medical Center
               6.75%, 7/1/23 (FGIC Insured)
               (Prerefunded 7/1/00+)                              5,110   5,487
               ................................................................
          Good Samaritan Hosp.
               4.90%, 7/1/00 (Escrowed to Maturity)               1,020   1,043
               ................................................................
          Greater Baltimore Medical Center
               6.75%, 7/1/19 (Prerefunded 7/1/01+)                2,025   2,224
               ................................................................
          Johns Hopkins Univ., 5.50%, 7/1/02                      2,500   2,647
          .....................................................................

T. ROWE PRICEMARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                                              PAR         VALUE
--------------------------------------------------------------------------------
                                                                 In thousands

     Maryland HHEFA
          Kennedy Krieger Institute
               6.00%, 7/1/01                                     $  125  $  131
               ................................................................
               6.00%, 7/1/02                                        220     235
               ................................................................
               6.00%, 7/1/03                                        380     409
               ................................................................
               6.00%, 7/1/04                                        405     440
               ................................................................
               6.00%, 7/1/05                                        430     471
          .....................................................................
          Pooled Loan Program, VRDN (Currently 3.25%)               800     800
          .....................................................................
          Stella Maris, 4.75%, 7/1/21                             3,375   3,439
          .....................................................................
          Univ. of Maryland Medical System
               7.00%, 7/1/17 (FGIC Insured)
               (Prerefunded 7/1/01+)                              2,250   2,486
     ..........................................................................
     Maryland Ind. Dev. Fin. Auth.
          American Center for Physics Headquarters Fac.
               5.80%, 1/1/01                                        400     414
               ................................................................
          Way Station, 4.90%, 12/31/11                            2,310   2,342
     ...........................................................................
     Maryland Transportation Auth.
          Transportation Fac.
               5.20%, 7/1/00                                      4,000   4,109
               ................................................................
               6.10%, 7/1/00                                      1,100   1,147
     ..........................................................................
     Maryland-National Capital Park and Planning Commission, GO
          Prince George's County
               VRDN (Currently 3.30%)                               300     300
               ................................................................
               5.50%, 1/15/00                                     1,000   1,025
     ..........................................................................
     Montgomery County, GO
               6.30%, 4/1/02                                      1,250   1,355
               ................................................................
               9.75%, 6/1/01                                      1,700   1,962
          Consolidated Public Improvement
               6.80%, 11/1/02 (Prerefunded 11/1/99+)              2,000   2,114
               ................................................................
               6.80%, 11/1/09 (Prerefunded 11/1/99+)                850     899
     ..........................................................................
     Northeast Waste Disposal Auth.
          Solid Waste
               5.30%, 7/1/00 *                                    1,765   1,810
               ................................................................
               5.90%, 7/1/05 *                                    1,250   1,368
               ................................................................

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                                            PAR            VALUE
--------------------------------------------------------------------------------
                                                                In thousands

     Prince George's County
          Collington Episcopal, 5.40%, 4/1/02               $    450   $    466
          .....................................................................
          Dimensions Health
               7.25%, 7/1/17 (Prerefunded 7/1/02+)             5,500      6,253
               ................................................................
          Equipment Acquistion Program, COP
               5.00%, 10/15/00 (MBIA Insured)                  4,050      4,157
               ................................................................
     Prince George's County Housing Auth., Largo Oxford
               4.50%, 12/1/07 (Prerefunded 12/1/01+)           2,000      2,046
               ................................................................
     Univ. of Maryland
          Auxiliary Fac. and Tuition
               5.00%, 4/1/02                                   3,145      3,269
               ................................................................
               6.40%, 4/1/06 (Prerefunded 10/1/02+)              500        557
               ................................................................
               7.00%, 10/1/05 (Prerefunded 10/1/99+)             500        528
               ................................................................
               7.00%, 10/1/07 (Prerefunded 10/1/99+)             225        238
     ..........................................................................
     Washington Suburban Sanitary Dist., GO
               6.40%, 11/1/04 (Prerefunded 11/1/01+)             250        274
               ................................................................
               6.50%, 11/1/13 (Prerefunded 11/1/01+)           1,000      1,100
               ................................................................
               7.00%, 6/1/01                                   1,480      1,603
               ................................................................
               8.00%, 1/1/00                                   3,295      3,480
               ................................................................
               8.00%, 1/1/02                                     360        406
     ..........................................................................
     Total Maryland (Cost $102,452)                                     104,100
                                                                        .......
     PUERTO RICO  3.9%

     Puerto Rico Ind. Medical and Environmental, PCR
               4.25%, 9/1/13                                   1,500      1,517
     ..........................................................................
     Puerto Rico Municipal Fin. Agency, GO
               5.50%, 7/1/00 (FSA Insured)                     2,790      2,883
     ..........................................................................
     Total Puerto Rico (Cost $4,331)                                      4,400
                                                                        .......
     U. S. VIRGIN ISLANDS  1.1%

     Virgin Island Water and Power Auth., 5.00%, 7/1/02        1,200      1,233
     ..........................................................................
     Total U. S. Virgin Islands (Cost $1,219)                             1,233
                                                                        .......

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------

                                                                            Value
------------------------------------------------------------------------------------
                                                                        in thousands
Total Investments in Securities
98.6% of Net Assets (Cost $108,002)                                       $109,733
Other Assets Less Liabilities                                                1,537
                                                                          --------
NET ASSETS                                                                $111,270
                                                                          --------
Net Assets Consist of:
Accumulated net investment income - net of distributions                  $      2
Accumulated net realized gain/loss - net of distributions                     (470)
Net unrealized gain (loss)                                                   1,731
Paid-in-capital applicable to 21,595,996 no par value shares of
beneficial interest outstanding; unlimited number of shares authorized     110,007
                                                                          --------
NET ASSETS                                                                $111,270
                                                                          --------
NET ASSET VALUE PER SHARE                                                 $   5.15
                                                                          --------


    * Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
  COP  Certificates of Participation
  DOT  Department of Transportation
 FGIC  Financial Guaranty Insurance Company
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
HHEFA  Health & Higher Educational Facility Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 VRDN  Variable Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
-------------------------------------------------------------------
Unaudited                                           August 31, 1998


Statement of Net Assets                               Par     Value
-------------------------------------------------------------------
                                                       in thousands

   MARYLAND  91.7%
   Allegany County, PCR, Westvaco, 6.20%, 1/1/08      $1,350  $1,498
   Anne Arundel County, GO
     5.125%, 2/1/22                                    1,340   1,351
     5.125%, 2/1/23                                    1,340   1,351
     Consolidated General Improvement
     6.30%, 8/1/16                                       775     872
     6.30%, 8/1/19                                       725     816
     6.30%, 8/1/20                                       705     793
     6.30%, 8/1/21                                       790     889
     Consolidated Water and Sewer
     6.30%, 8/1/22                                       450     507
     6.30%, 8/1/24                                       720     810
     7.20%, 4/15/13 (Prerefunded 4/15/00+)               625     672
     7.20%, 4/15/14 (Prerefunded 4/15/00+)               625     671
   Baltimore City, GO
     Zero Coupon, 10/15/08 (FGIC Insured)
     (Prerefunded 10/15/05+)                           3,800   2,338
     Zero Coupon, 10/15/09 (FGIC Insured)
     (Prerefunded 10/15/05+)                           4,600   2,658
     Zero Coupon, 10/15/11 (FGIC Insured)
     (Prerefunded 10/15/05+)                           7,500   3,796
    Consolidated Public Improvement
     Zero Coupon, 10/15/06 (FGIC Insured)              3,100   2,136
     Zero Coupon, 10/15/11 (FGIC Insured)              2,240   1,233
     5.50%, 10/15/09 (FGIC Insured)                    1,860   2,045
     5.50%, 10/15/10 (FGIC Insured)                    2,615   2,878
     5.50%, 10/15/16 (FGIC Insured)                    1,775   1,940
     7.00%, 10/15/07 (MBIA Insured)                      500     602
     7.00%, 10/15/08 (MBIA Insured)                    5,190   6,301
     7.50%, 10/15/09 (FGIC Insured)                    2,635   3,353
   Baltimore City
     Board of Ed. Administration Headquarters, COP
     7.25%, 4/1/16 (MBIA Insured)                      3,200   3,418
     Convention Center
     5.50%, 9/1/14 (MBIA Insured)                      4,000   4,325
     6.00%, 9/1/17 (FGIC Insured)                      5,180   5,734

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------

                                                           Par      Value
--------------------------------------------------------------------------
                                                            in thousands
   Baltimore City
     Parking Fac.
       5.90%, 7/1/11 (FGIC Insured)                       $   590  $   671
       5.90%, 7/1/12 (FGIC Insured)                         1,195    1,359
       6.00%, 7/1/14 FGIC Insured)                          5,155    5,941
       6.00%, 7/1/15 (FGIC Insured)                         5,460    6,289
       6.00%, 7/1/16 (FGIC Insured)                         5,785    6,663
       6.00%, 7/1/17 (FGIC Insured)                         6,135    7,057
       6.00%, 7/1/18 (FGIC Insured)                         6,505    7,478
     Rivoli Office Building Fac., COP
       5.25%, 7/1/21 (FGIC Insured)                         2,000    2,110
       7.20%, 4/1/10 (MBIA Insured)
       (Prerefunded 4/1/00+)                                3,250    3,475
       7.25%, 4/1/16 (MBIA Insured)
       (Prerefunded 4/1/00+)                                7,500    8,011
     Tindeco Wharf Apartments
       6.60%, 12/20/24 (GNMA Guaranteed)                    1,000    1,071
     Wastewater
       5.00%, 7/1/28 (FGIC Insured)                         2,000    1,988
       5.60%, 7/1/13 (MBIA Insured)                        19,300   21,247
       5.65%, 7/1/20 (MBIA Insured)                         2,000    2,219
     Water
       5.80%, 7/1/15 (FGIC Insured)                         3,350    3,634
       6.00%, 7/1/15 (FGIC Insured)                         6,250    7,199
   Baltimore City IDA, Capital Acquisition Program
       VRDN (Currently 3.20%)                                 200      200
   Baltimore City, Port Fac., E.I. DuPont - Conoco
       6.50%, 10/1/11                                      10,400   11,434
   Baltimore County, GO
     Pension Funding
       5.125%, 8/1/14                                       4,300    4,478
       5.125%, 8/1/15                                       4,195    4,338
       7.10%, 10/1/12 (Prerefunded 10/1/99+)                3,195    3,379
   Baltimore County
     North Brooke Apartments
       6.35%, 1/20/21 (GNMA Guaranteed)                     3,000    3,230
     Pickersgill Retirement Community
       7.70%, 1/1/21 (Prerefunded 1/1/02+)                  3,550    4,027
     Stella Maris, 7.50%, 3/1/21 (Prerefunded 3/1/01+)      2,760    3,053

T. Rowe Price Maryland Tax-Free Bond Fund
----------------------------------------------------------------------

                                                        Par      Value
----------------------------------------------------------------------
                                                         in thousands
   Baltimore County Economic Dev.
     Maryvale Preparatory School Fac., 6.50%, 5/1/11 $ 600 $ 608 Calvert County Economic Dev.
     Asbury Solomons Islands Facility
       5.00%, 1/1/27 (MBIA Insured)                      2,500   2,481
   Calvert County, PCR, Baltimore Gas and Electric
       5.55%, 7/15/14                                    5,490   5,786
   Carroll County, GO
     Commissioners Hosp., 5.625%, 10/1/20                1,900   2,019
     Consolidated Public Improvement
       6.00%, 11/1/06 (Prerefunded 11/1/99+)               800     839
       7.30%, 10/1/20 (Prerefunded 10/1/00+)             2,000   2,182
   Carroll County
     Copper Ridge, 7.75%, 1/1/18                         3,000   3,261
     Fairhaven, 7.75%, 1/1/11                            1,000   1,070
   Charles County
     County Commissioners, New Forest Apartments
       6.10%, 11/1/28 (FHA Guaranteed)                   5,000   5,339
     Holly Station, 6.45%, 5/1/26 (FHA Guaranteed)       1,780   1,917
   Damascus Gardens Dev. Multi Family
       7.375%, 11/1/21 (FHA Guaranteed)                  3,824   3,837
   Frederick City, GO, General Improvement
       6.125%, 12/1/09 (FGIC Insured)                    1,840   2,022
   Frederick County
     Buckinghams Choice, 5.90%, 1/1/17                   1,655   1,686
     Sheppard and Enoch Pratt Hosp.
       VRDN (Currently 3.25%)                            1,000   1,000
   Gaithersburg Hosp. Fac.
     Asbury Methodist Home
       5.50%, 1/1/20                                     7,000   7,064
       7.85%, 1/1/20 (Prerefunded 1/1/00+)               6,500   6,962
     Shady Grove Adventist Hosp.
       6.50%, 9/1/12 (FSA Insured)                       5,000   6,001
   Howard County, GO
     Metropolitan Dist.
       7.15%, 5/15/14 (Prerefunded 5/15/00+)             1,005   1,072
       7.15%, 5/15/15 (Prerefunded 5/15/00+)             1,080   1,153

T. Rowe Price Maryland Tax-Free Bond Fund
-------------------------------------------------------------------------

                                                           Par      Value
-------------------------------------------------------------------------
                                                            in thousands
   Howard County, GO
     Metropolitan Dist.
       7.15%, 5/15/16 (Prerefunded 5/15/00+)             $ 1,160  $ 1,238
       7.15%, 5/15/17 (Prerefunded 5/15/00+)               1,245    1,329
   Howard County
     COP, 8.15%, 2/15/20                                     470      660
     Golf Course Fac.
       6.00%, 2/15/21                                      3,110    3,369
       6.90%, 7/1/07 (MBIA Insured)
       (Prerefunded 7/1/01+)                               1,000    1,102
       7.00%, 7/1/09 (MBIA Insured)
       (Prerefunded 7/1/01+)                                 550      608
   Maryland, GO
       7.00%, 10/15/03 (Prerefunded 10/15/00+)             2,000    2,155
       7.10%, 10/15/04 (Prerefunded 10/15/00+)             3,000    3,252
     RITES (Currently 6.321%), 8/1/12                     10,000   10,646
     Residual Certificates (Currently 6.735%) 7/15/13 7,500 8,326 State and Local Fac. Loan
       5.25%, 6/15/09                                      1,250    1,338
       5.70%, 3/15/10                                      5,000    5,468
   Maryland CDA
     Single Family
       5.60%, 4/1/18                                       4,250    4,352
       5.85%, 7/1/27 *                                     7,000    7,296
       5.875%, 7/1/16                                      3,950    4,193
       5.875%, 4/1/17 *                                    1,525    1,576
       5.875%, 9/1/25 *                                    3,500    3,652
       6.00%, 4/1/17                                       2,500    2,653
       6.45%, 4/1/14                                       1,000    1,071
       6.75%, 4/1/10 *                                     5,000    5,332
       6.75%, 4/1/26 *                                     4,015    4,320
       6.80%, 4/1/22 *                                     3,800    4,071
       6.80%, 4/1/24 *                                     2,720    2,914
       6.85%, 4/1/11                                       4,895    5,171
       7.00%, 4/1/14                                       2,720    2,936
       7.05%, 4/1/17                                       4,750    5,127
       7.25%, 4/1/11                                       2,000    2,111
       7.25%, 4/1/19 *                                     9,000    9,506

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------

                                                            Par      Value
--------------------------------------------------------------------------
                                                             in thousands

   Maryland CDA
     Single Family
       7.25%, 4/1/27                                        $9,250  $9,761
       7.375%, 4/1/10                                          495     517
       7.40%, 4/1/17                                         5,395   5,566
       7.60%, 4/1/17                                         2,200   2,290
       7.625%, 4/1/29 *                                      1,725   1,775
       7.875%, 4/1/07                                          300     314
       8.00%, 4/1/18                                         1,200   1,256
   Maryland DOT, 6.80%, 11/1/05 (Prerefunded 11/1/99+)       5,500   5,814
   Maryland Energy Fin. Administration
     Wheelabrator Technologies
       6.30%, 12/1/10 *                                      6,145   6,787
       6.45%, 12/1/16 *                                      2,600   2,894
   Maryland HHEFA
     Anne Arundel Medical Center
       5.125%, 7/1/28 (FSA Insured)                          4,000   4,012
       5.25%, 7/1/12 (FGIC Insured)                          1,510   1,591
       5.25%, 7/1/13 (FSA Insured)                           1,000   1,051
     Bradford Oaks Nursing and Rehabilitation Center
       6.375%, 1/1/19                                        1,500   1,567
       6.375%, 1/1/27                                        2,000   2,090
     Broadmead, 7.625%, 7/1/10 (Prerefunded 7/1/99+)         1,320   1,390
     Calvert Memorial Hosp., 5.00%, 7/1/28                   2,800   2,736
     Doctor's Community Hosp.
       5.50%, 7/1/24                                         3,000   3,020
       8.75%, 7/1/22 (Prerefunded 7/1/00+)                   6,800   7,538
     Francis Scott Key Medical Center
       5.00%, 7/1/18 (FGIC Insured)                          4,880   4,874
       5.00%, 7/1/23 (FGIC Insured)                          3,000   2,974
       7.00%, 7/1/10 (FGIC Insured)
       (Prerefunded 7/1/00+)                                 2,000   2,156
     Franklin Square Hosp., 7.50%, 7/1/19 (MBIA Insured)
       (Prerefunded 7/1/99+)                                 4,750   4,999
     Frederick Memorial Hosp.
       5.00%, 7/1/23 (FGIC Insured)                          5,500   5,453
       5.00%, 7/1/28 (FGIC Insured)                          3,750   3,716

T. Rowe Price Maryland Tax-Free Bond Fund
-----------------------------------------------------------------------

                                                         Par      Value
-----------------------------------------------------------------------
                                                          in thousands
   Maryland HHEFA
     Good Samaritan Hosp.
       5.60%, 7/1/06                                   $ 1,545  $ 1,700
       5.70%, 7/1/07                                     1,875    2,089
       5.75%, 7/1/13 (Escrowed to Maturity)              2,480    2,752
       5.75%, 7/1/13 (AMBAC Insured)                     1,520    1,703
       7.50%, 7/1/21 (Prerefunded 7/1/99+)               4,000    4,210
     Helix Health
       5.00%, 7/1/27 (AMBAC Insured)                     8,400    8,336
       5.125%, 7/1/10 (AMBAC Insured)                    2,585    2,717
       5.125%, 7/1/11 (AMBAC Insured)                    1,440    1,505
     Holy Cross Hosp.
       7.125%, 7/1/10 (AMBAC Insured)
       (Prerefunded 7/1/00+)                             1,400    1,512
       7.50%, 7/1/01 (AMBAC Insured)
       (Prerefunded 7/1/00+)                             1,655    1,798
     Howard County General Hosp.
       5.00%, 7/1/29 (MBIA Insured)                     10,750   10,666
       5.50%, 7/1/21                                     5,600    5,847
     Johns Hopkins Hosp.
       Zero Coupon, 7/1/19                               9,460    3,409
       7.00%, 7/1/23 (Prerefunded 7/1/00+)               1,305    1,407
     Johns Hopkins Medical Institute Parking Fac.
       5.375%, 7/1/20 (AMBAC Insured)                    5,550    5,749
     Johns Hopkins Univ.
       5.125%, 7/1/20                                    7,750    7,760
       5.25%, 7/1/15                                     5,000    5,224
       5.25%, 7/1/16                                     5,000    5,201
       5.25%, 7/1/17                                     1,500    1,548
     Kaiser Permanente, VRDN (Currently 3.30%)           3,200    3,200
     Kennedy Kreiger Institute
       6.75%, 7/1/22 (Prerefunded 7/1/01+)               2,850    3,074
       7.40%, 7/1/11 (Prerefunded 7/1/01+)                 370      412
     Loyola College, 5.375%, 10/1/26 (MBIA Insured)      6,820    7,070
     Maryland General Hosp.
       6.20%, 7/1/24 (MBIA Insured)                      4,000    4,426
     Mercy Medical Center
       5.75%, 7/1/26 (FSA Insured)                       3,760    4,031
       6.50%, 7/1/13 (FSA Insured)                       2,155    2,586

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
----------------------------------------------------------------------------

                                                          PAR      VALUE
----------------------------------------------------------------------------
                                                           In thousands

Maryland HHEFA
     Mercy Medical Center
       7.90%, 7/1/09 (Prerefunded 7/1/99+)                $ 2,000  $ 2,112
       .....................................................................
       8.00%, 7/1/20 (Prerefunded 7/1/99+)                  6,500    6,867
       .....................................................................
     Peninsula Regional Medical Center
       5.00%, 7/1/23 (MBIA Insured)                        10,000    9,915
       .....................................................................
     Pooled Loan Program, VRDN (Currently 3.25%)            3,700    3,700
     .......................................................................
     Sinai Hosp.
       7.30%, 7/1/05 (AMBAC Insured)
       (Prerefunded 7/1/00+)                                2,000    2,166
     Union Hosp. of Cecil County, 6.625%, 7/1/12            1,545    1,712
     .......................................................................
     Union Memorial Hosp.
       6.60%, 7/1/06 (MBIA Insured)
       (Prerefunded 7/1/01+)                                  500      547
       .....................................................................
       6.75%, 7/1/11 (MBIA Insured)
       (Prerefunded 7/1/01+)                                3,000    3,290
       .....................................................................
       6.75%, 7/1/21 (MBIA Insured)
       (Prerefunded 7/1/01+)                                7,895    8,652
       .....................................................................
     Univ. of Maryland Medical System
       5.00%, 7/1/20 (FGIC Insured)                         5,875    5,828
       .....................................................................
       7.00%, 7/1/11 (MBIA Insured)
       (Prerefunded 7/1/01+)                                4,550    5,028
       .....................................................................
       7.00%, 7/1/17 (FGIC Insured)
       (Prerefunded 7/1/01+)                                7,770    8,587
       .....................................................................
       7.00%, 7/1/22 (FGIC Insured)                         2,020    2,602
       .....................................................................
     Upper Chesapeake Hosp.
       5.125%, 1/1/33 (FSA Insured)                         8,675    8,699
       .....................................................................
       5.125%, 1/1/38 (FSA Insured)                         6,160    6,154
       .....................................................................
       5.50%, 1/1/20 (FSA Insured)                          2,000    2,090
   .........................................................................
   Maryland Ind. Dev. Fin. Auth.

     American Center for Physics Headquarters Fac.

       6.25%, 1/1/07                                        5,770    6,196
       .....................................................................
       6.375%, 1/1/12                                       5,900    6,337
       .....................................................................
       6.625%, 1/1/17                                       4,250    4,615
       .....................................................................
     Associated Catholic Charities, 9.00%, 1/1/10             790      841
     .......................................................................
     Bon Secours Health, 5.929%, 8/26/22 (FSA Insured)     15,000   17,284
     .......................................................................
     Holy Cross Health, 5.60%, 12/1/09                      2,780    3,056
   .........................................................................

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
-----------------------------------------------------------------------------



                                                             PAR        VALUE
-------------------------------------------------------------------------------
                                                               In thousands
Maryland Local Gov't. Income Trust
     Capitalization Program, GO, COP

       6.80%, 8/1/01                                          $ 1,615  $ 1,725
       ........................................................................
       7.125%, 8/1/09                                           3,000    3,233
 ...............................................................................
Maryland Stadium Auth.                                          2,025    2,231

   Baltimore Convention Center Expansion

       5.875%, 12/15/11 (AMBAC Insured)
       ........................................................................
   Sports Fac.

       5.60%, 3/1/14 (AMBAC Insured)                            1,000    1,070
       ........................................................................
       5.75%, 3/1/22 (AMBAC Insured)                            6,705    7,150
       ........................................................................
       5.80%, 3/1/26 (AMBAC Insured)                            3,800    4,068
 ...............................................................................
Maryland Transportation Auth.

         Zero Coupon, 7/1/07 (FGIC Insured)                     8,500    5,862
         ......................................................................
         Zero Coupon, 7/1/08 (FGIC Insured)                     2,000    1,314
         ......................................................................
         Zero Coupon, 7/1/09 (FGIC Insured)                    10,410    6,483
         ......................................................................
         6.80%, 7/1/16 (Escrowed to Maturity)                  12,025   14,461
         ......................................................................
   Baltimore-Washington Int'l. Airport

         6.25%, 7/1/14 (FGIC Insured) *                         3,105    3,407
         ......................................................................
         6.40%, 7/1/19 (FGIC Insured) *                         4,555    4,849
   ............................................................................
Maryland Water Quality Fin. Administration

   Revolving Loan Fund

         Zero Coupon, 9/1/02                                    1,185    1,014
         ......................................................................
         Zero Coupon, 9/1/07                                    1,125      767
         ......................................................................
         6.00%, 9/1/15                                          1,600    1,725
         ......................................................................
         6.70%, 9/1/13 (Prerefunded 9/1/01+)                    1,280    1,410
         ......................................................................
         7.10%, 9/1/13 (Prerefunded 9/1/01+)                      985    1,096
         ......................................................................
         7.25%, 9/1/11 (Prerefunded 9/1/00+)                    1,700    1,849
         ......................................................................
         7.25%, 9/1/12 (Prerefunded 9/1/00+)                    2,000    2,175
     ..........................................................................
     Maryland-National Capital Park and Planning Commission, GO

       Prince George's County

         5.375%, 1/15/16                                        1,300    1,366
         ......................................................................
         5.375%, 1/15/17                                        1,200    1,250
         ......................................................................
         6.90%, 7/1/05 (Prerefunded 7/1/00+)                    1,400    1,507
         ......................................................................
         6.90%, 7/1/06 (Prerefunded 7/1/00+)                    1,350    1,453
         ......................................................................
         6.90%, 7/1/07 (Prerefunded 7/1/00+)                    1,400    1,506
         ......................................................................
         6.90%, 7/1/08 (Prerefunded 7/1/00+)                    1,400    1,506
         ......................................................................
         6.90%, 7/1/09 (Prerefunded 7/1/00+)                    1,400    1,506
         ......................................................................

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                                PAR     VALUE
--------------------------------------------------------------------------------
                                                                 In thousands

   Maryland-National Capital Park and Planning Commission
     Little Bennett Golf Fac.

       8.25%, 10/1/11 (Prerefunded 10/1/02+)                 $ 2,160  $ 2,545
       .........................................................................
     Consolidated Public Improvement

       5.375%, 5/1/09                                          2,850    3,116
       .........................................................................
       5.375%, 5/1/16                                          5,750    6,077
       .........................................................................
       5.375%, 5/1/17                                          5,750    6,038
       .........................................................................
       6.125%, 10/1/13                                         2,500    2,827
       .........................................................................
       6.125%, 10/1/14                                         3,150    3,561
       .........................................................................
       6.80%, 11/1/09 (Prerefunded 11/1/99+)                   1,145    1,210
       .........................................................................
       7.10%, 10/1/09 (Prerefunded 10/1/00+)                   1,000    1,087
       .........................................................................
       7.10%, 10/1/10 (Prerefunded 10/1/00+)                   1,840    2,001
   .............................................................................
   Montgomery County, Golf Course, 6.125%, 10/1/22             2,260    2,429
   .............................................................................
   Montgomery County Housing Opportunities Commission

     Multi-Family

       6.25%, 7/1/25                                           5,500    5,852
       .........................................................................
       7.50%, 7/1/24                                           3,000    3,227
       .........................................................................
     Single Family

       Zero Coupon, 7/1/28                                    13,500    2,648
       .........................................................................
       5.40%, 7/1/16                                             450      459
       .........................................................................
       5.75%, 7/1/13                                           2,000    2,124
       .........................................................................
       5.80%, 7/1/17                                           1,000    1,062
       .........................................................................
       5.90%, 7/1/17                                           2,000    2,122
       .........................................................................
       6.00%, 7/1/17                                           4,110    4,386
       .........................................................................
       6.50%, 7/1/11                                           2,830    3,031
       .........................................................................
       6.65%, 7/1/16                                           2,235    2,405
       .........................................................................
       6.80%, 7/1/17                                           2,750    2,896
       .........................................................................
       6.90%, 7/1/19                                           2,000    2,077
       .........................................................................
       7.50%, 7/1/17                                           1,775    1,862
       .........................................................................
       7.625%, 7/1/17                                          2,105    2,153
   .............................................................................
   Montgomery County, PCR, Potomac Electric, 5.375%, 2/15/24   4,560    4,668
   .............................................................................
   Morgan State Univ., Academic Fees and Auxiliary Fac.

       6.05%, 7/1/15 (MBIA Insured)                            1,050    1,213
   .............................................................................
   Northeast Maryland Waste Disposal Auth.

     Montgomery County Resources

       6.00%, 7/1/08 *                                        10,000   11,105
       .........................................................................
       6.20%, 7/1/10 *                                         7,750    8,339
       .........................................................................
       6.30%, 7/1/16 (MBIA Insured) *                         13,985   15,268
   .............................................................................

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------



                                                      PAR           VALUE
--------------------------------------------------------------------------------
                                                         In thousands

Prince George's County

     Dimensions Health

       5.375%, 7/1/14                              $2,685          $2,734
       .........................................................................
       7.00%, 7/1/01                                1,900           2,053
       .........................................................................
       7.00%, 7/1/22 (Prerefunded 7/1/02+)          2,660           3,002
       .........................................................................
       7.20%, 7/1/06 (Prerefunded 7/1/02+)          2,405           2,727
       .........................................................................
     Solid Waste Management

       6.90%, 6/30/05 (Prerefunded 6/30/00+)        1,500           1,615
       .........................................................................
       6.90%, 6/30/06 (Prerefunded 6/30/00+)        1,000           1,076
       .........................................................................
       7.00%, 6/30/07 (Prerefunded 6/30/00+)        1,120           1,207
       .........................................................................
       7.00%, 6/30/09 (Prerefunded 6/30/00+)        1,255           1,353
   .............................................................................
   Prince George's County Housing Auth.
     New Keystone, 6.80%, 7/1/25 (MBIA Insured)     2,600           2,776
     ...........................................................................
     Riverview Terrace Apartments

       6.70%, 6/20/20 (GNMA Guaranteed)             1,500           1,628
       .........................................................................
     Single Family

       5.75%, 8/1/30 (GNMA Guaranteed) *            2,000           2,072
       .........................................................................
     Stevenson Apartments

       6.35%, 7/20/20 (GNMA Guaranteed)             2,200           2,327
   .............................................................................
   Prince George's County, PCR

     Potomac Electric

       5.75%, 3/15/10                               4,000           4,473
       .........................................................................
       6.375%, 1/15/23                              5,000           5,419
   .............................................................................
   Prince George's County IDA

     Gabriel DuVall Law Building, 8.00%, 9/1/07     1,185           1,222
     ...........................................................................
     Upper Marlboro Justice Center

       5.25%, 6/30/19 (MBIA Insured)                1,500           1,521
       .........................................................................
   Univ. of Maryland

     Auxiliary Fac. and Tuition

       5.60%, 4/1/11                                3,155           3,409
       .........................................................................
       5.75%, 4/1/17                                4,500           4,842
       .........................................................................
       6.375%, 4/1/09                               2,100           2,330
       .........................................................................
       6.50%, 4/1/12                                  440             491
       .........................................................................
       7.00%, 10/1/05 (Prerefunded 10/1/99+)        2,000           2,114
       .........................................................................
       7.20%, 10/1/09 (Prerefunded 10/1/99+)        1,400           1,482
   .............................................................................

T. Rowe Price Maryland Tax-Free Bond Fund
-----------------------------------------


                                                            Par        Value
-------------------------------------------------------------------------------
                                                              In thousands

     Washington County Sanitary Dist., GO
            6.20%, 6/1/11                                   $  2,400   $  2,614
            ....................................................................
            6.20%, 6/1/12                                      1,500      1,633
            ....................................................................
            6.40%, 1/1/15                                      2,270      2,470
     ...........................................................................
     Washington Suburban Sanitary Dist., GO
            6.625%, 6/1/18 (Prerefunded 6/1/04+)               3,665      4,153
            ....................................................................
            6.875%, 2/1/10 (Prerefunded 2/1/00+)               3,500      3,722
            ....................................................................
            6.90%, 6/1/08 (Prerefunded 6/1/00+)                1,500      1,611
            ....................................................................
            6.90%, 6/1/09 (Prerefunded 6/1/00+)                2,300      2,470
            ....................................................................
            7.00%, 2/1/15 (Prerefunded 2/1/00+)                2,000      2,131
            ....................................................................
          Sewer Disposal
            5.00%, 6/1/10                                      2,085      2,201
            ....................................................................
            5.00%, 6/1/11                                      2,060      2,167
            ....................................................................
          Water Supply
            VRDN (Currently 3.25%)                             1,000      1,000
            ....................................................................
            5.00%, 6/1/10                                      2,580      2,723
            ....................................................................
            5.00%, 6/1/11                                      2,545      2,677
     ...........................................................................
     Worcester County Sanitary Dist.
            6.50%, 8/15/12 (Prerefunded 8/15/02+)              2,000      2,220
     ...........................................................................
     Total Maryland (Cost $833,923)                                     907,396
                                                                        ........
     PUERTO RICO  6.6%

     Puerto Rico Commonwealth, GO
            6.25%, 7/1/11 (MBIA Insured)                       2,000      2,351
            ....................................................................
            6.25%, 7/1/12 (MBIA Insured)                       1,750      2,057
            ....................................................................
          Public Improvement, 5.00%, 7/1/27                    3,000      2,955
     ...........................................................................
     Puerto Rico Electric Power Auth.
            4.75%, 7/1/24                                     17,500     16,746
            ....................................................................
            7.00%, 7/1/11 (Prerefunded 7/1/01+)                1,200      1,328
     ...........................................................................
     Puerto Rico Highway and Transportation Auth.
            5.50%, 7/1/15 (FSA Insured)                        5,000      5,474
            ....................................................................
            5.50%, 7/1/36                                      3,500      3,743
     ...........................................................................
     Puerto Rico Infrastructure Fin. Auth., GO
            5.125%, 7/1/09 (AMBAC Insured)                    10,000     10,690
     ...........................................................................
     Puerto Rico Municipal Fin. Agency, GO
            5.50%, 7/1/17 (FSA Insured)                        3,100      3,289
            ....................................................................
            5.50%, 7/1/21 (FSA Insured)                        2,375      2,512
            ....................................................................

T. Rowe Price Maryland Tax-Free Bond Fund
-----------------------------------------

                                                                                Par                 Value
-------------------------------------------------------------------------------------------------------------
                                                                                      In thousands
     Puerto Rico Municipal Fin. Agency, GO
            6.00%, 7/1/12 (FSA Insured)                                         $   5,000           $   5,749
            .................................................................................................
            6.00%, 7/1/14 (FSA Insured)                                         $   3,030               3,335
     ........................................................................................................
     Puerto Rico Public Finance, Commonwealth Appropriation
            5.375%, 6/1/17 (AMBAC Insured)                                          5,000               5,365
     ........................................................................................................
     Total Puerto Rico (Cost $ 61,298)                                                                 65,594
                                                                                                    .........
     U. S. VIRGIN ISLANDS  0.5%

     Virgin Islands Water and Power Auth., Electric System
            5.125%, 7/1/12                                                          5,000               5,051
     ........................................................................................................
     Total U. S. Virgin Islands (Cost $  4,963)                                                         5,051
                                                                                                    .........
     Total Investments in Securities
     98.8% of Net Assets (Cost $900,184)                                                            $ 978,041

     Other Assets Less Liabilities                                                                     12,001
                                                                                                    ---------
     NET ASSETS                                                                                     $ 990,042
                                                                                                    ---------
     Net Assets Consist of:
     Accumulated net investment income - net of distributions                                       $       7
     Accumulated net realized gain/loss - net of distributions                                           (399)
     Net unrealized gain (loss)                                                                        77,857
     Paid-in-capital applicable to 92,107,966 no par value shares of beneficial
     interest outstanding; unlimited number of shares authorized                                      912,577
                                                                                                    ---------
     NET ASSETS                                                                                     $ 990,042
                                                                                                    ---------
     NET ASSET VALUE PER SHARE                                                                      $   10.75
                                                                                                    ---------

  *      Interest subject to alternative minimum tax
  +      Used in determining portfolio maturity
  AMBAC  AMBAC Indemnity Corp.
  BAN    Bond Anticipation Note
  CDA    Community Development Administration
  COP    Certificates of Participation
  DOT    Department of Transportation
  FGIC   Financial Guaranty Insurance Company
  FHA    Federal Housing Authority
  FSA    Financial Security Assurance Corp.
  GNMA   Government National Mortgage Association
  GO     General Obligation
  HHEFA  Health & Higher Educational Facility Authority
  IDA    Industrial Development Authority
  MBIA   Municipal Bond Investors Assurance Corp.
  PCR    Pollution Control Revenue
  RITES  Residual Interest Tax-Exempt Securities Receipts
  VRDN   Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
Unaudited


Statement of Operations
-------------------------------------------------------------------------------
In thousands                                      Short-Term
                                                   Bond Fund          Bond Fund
                                                    6 Months           6 Months
                                                       Ended              Ended
                                                     8/31/98            8/31/98
     INVESTMENT INCOME

     Interest income                                $  2,437           $ 26,951
                                                    ---------------------------
     Expenses
      Investment management                              229              2,013
      Custody and accounting                              51                 91
      Shareholder servicing                               48                305
      Legal and audit                                      6                  7
      Prospectus and shareholder reports                   4                 30
      Registration                                         3                 16
      Trustees                                             3                  5
      Miscellaneous                                        2                 13
                                                    ---------------------------
     Total expenses                                      346              2,480
                                                    ---------------------------
     Net investment income                             2,091             24,471
                                                    ---------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)

     Net realized gain (loss)
      Securities                                         181                (33)
      Futures                                             --                252
                                                    ---------------------------
      Net realized gain (loss)                           181                219
     Change in net unrealized gain or loss on
      securities                                         183              7,040
                                                    ---------------------------
     Net realized and unrealized gain (loss)             364              7,259
                                                    ---------------------------
     INCREASE (DECREASE) IN NET
     ASSETS FROM OPERATIONS                         $  2,455           $ 31,730
                                                    ---------------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
Unaudited


Statement of Changes in Net Assets
-------------------------------------------------------------------------------
In thousands                                 Short-Term
                                              Bond Fund               Bond Fund
                                     6 Months      Year     6 Months       Year
                                        Ended     Ended        Ended      Ended
                                      8/31/98   2/28/98      8/31/98    2/28/98

INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income               $  2,091   $  4,110    $ 24,471  $  45,782
 Net realized gain (loss)                 181        169         219      2,989
 Change in net unrealized
 gain or loss                             183        273       7,040     23,953
                                     ------------------------------------------
 Increase (decrease) in
 net assets from operations             2,455      4,552      31,730     72,724
                                     ------------------------------------------
Distributions to shareholders
 Net investment income                 (2,091)    (4,110)    (24,471)   (45,782)
                                     ------------------------------------------
Capital share transactions *
 Shares sold                           22,499     43,923     108,623    168,610
 Distributions reinvested               1,724      3,502      17,718     33,254
 Shares redeemed                      (22,741)   (40,695)    (69,974)  (122,371)
                                     ------------------------------------------
 Increase (decrease) in
 net assets from capital
 share transactions                     1,482      6,730      56,367     79,493
                                     ------------------------------------------
Net Assets
Increase (decrease)
during period                           1,846      7,172      63,626    106,435
Beginning of period                   109,424    102,252     926,416    819,981
                                     ------------------------------------------
End of period                        $111,270   $109,424    $990,042  $ 926,416
                                     ------------------------------------------
* Share information
 Shares sold                            4,391      8,599      10,220     16,096
 Distributions reinvested                 337        686       1,666      3,171
 Shares redeemed                       (4,441)    (7,970)     (6,586)   (11,712)
                                     ------------------------------------------
 Increase (decrease)
 in shares outstanding                    287      1,315       5,300      7,555

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 1998


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

   T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940. The Maryland Short-Term Tax-Free Bond Fund (the Short-Term Bond Fund) and the Maryland Tax-Free Bond Fund (the Bond
   Fund), nondiversified, open-end management investment companies, are two of the portfolios established by the trust and commenced operations on January 29, 1993, and March 31, 1987, respectively.

   The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

   VALUATION Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

   PREMIUMS AND DISCOUNTS Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

   OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------


NOTE 2 - INVESTMENT TRANSACTIONS

   Purchases and sales of portfolio securities, other than short-term securities, for the six months ended August 31, 1998, were as follows:

--------------------------------------------------------------------------
                                         Short-Term
                                         Bond Fund              Bond Fund
   Purchases                             $28,682,000          $133,793,000
   Sales                                  30,757,000            94,467,000

NOTE 3 - FEDERAL INCOME TAXES

   No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. The Short-Term Bond Fund has unused realized capital loss carryforwards for federal income tax purposes of $549,000, of which $96,000 expires in 2003 and $453,000 in 2004. The Short-Term Bond Fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

   At August 31, 1998, the aggregate costs of investments for the Short-Term Bond and Bond Funds for federal income tax and financial reporting purposes were $108,002,000 and $900,184,000, respectively. Net unrealized gain (loss) on investments was as follows:

--------------------------------------------------------------------------
                                       Short-Term
                                       Bond Fund              Bond Fund
   Appreciated investments             $ 1,731,000            $77,857,000
   Depreciated Investments                      --                     --
                                      -----------------------------------
   Net unrealized gain (loss)          $ 1,731,000            $77,857,000
                                      -----------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

   The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $39,000 and $350,000 were payable at August 31, 1998 by the Short-Term Bond and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------


   International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At August 31, 1998, and for the six months then ended, the effective annual group fee rate was 0.32%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

   Under the terms of the investment management agreement, the manager is required to bear any expenses through February 28, 1999, which would cause the Short-Term Bond Fund's ratio of expenses to average net assets to exceed 0.65% through June 30, 1998, and 0.60% thereafter through February 28, 1999. The fund is then required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.60%. Pursuant to this agreement, $1,000 of management fees were not accrued by the Short-Term Bond Fund for the six months ended August 31, 1998 and remain subject to reimbursement through February 28, 2001. Additionally, $13,000 of unaccrued management fees related to a previous agreement are subject to reimbursement through February 28, 1999.

   In addition, each fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Short-Term Bond and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $72,000 and $277,000, respectively, for the six months ended August 31, 1998, of which $13,000 and $53,000, respectively, were payable at period-end.

FOR YIELD, PRICE, LAST TRANSACTION,
CURRENT BALANCE, OR TO CONDUCT
TRANSACTIONS, 24 HOURS, 7 DAYS
A WEEK, CALL TELE*ACCESS(R):
1-800-638-2587 toll free

FOR ASSISTANCE
WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

TO OPEN A DISCOUNT BROKERAGE
ACCOUNT OR OBTAIN INFORMATION,
CALL:   1-800-638-5660 TOLL FREE

INTERNET ADDRESS:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Maryland Tax-Free Funds.



INVESTOR CENTERS:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607

                              [LOGO APPEARS HERE]


T. Rowe Price Investment Services, Inc., Distributor.  C12-051  8/31/98